Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37889
Entity Registrant Name	TOP SHIPS INC.
Entity Central Index Key	0001296484
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15124
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,294,906
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	Alexandros Tsirikos
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15124
Country Region	30
City Area Code	210
Local Phone Number	812 8107
Contact Personnel Email Address	info@topships.org
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TOPS
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Series D Preferred Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	100,000
Series E Preferred Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	13,452
Series F Preferred Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,850,748